INVESTMENT PROPERTIES - Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 5,250	$ 5,809	$ 6,378
Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	6,038	6,598
Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(788)	(789)
Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	403	418
Land not being used for operation | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	403	418
Land not being used for operation | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	0	0
Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	130	200
Office buildings for rent | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	515	716
Office buildings for rent | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(385)	(516)
Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	4,621	5,096
Warehouse | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,018	5,366
Warehouse | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(397)	(270)
Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	86	95
Land leasehold right | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	91	98
Land leasehold right | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(5)	(3)
Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	10	0
Other | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	11	0
Other | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ (1)	$ 0